Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and contingencies (Notes 7, 9, 11, 12)
Schedule of Balance sheet information related to operating leases
	March 31,	December 31,
	2023	2022
Operating lease right-of-use assets	$3,309	$3,567
Current portion of operating lease liabilities	1,080	1,061
Noncurrent portion of operating lease liabilities	2,229	2,506
Total operating lease liabilities	$3,309	$3,567

	December 31,
	2022	2021
Operating lease right-of-use assets	$3,567,000	$4,558,000
Current portion of operating lease liabilities	1,061,000	990,000
Noncurrent portion of operating lease liabilities	2,506,000	3,567,000
Total operating lease liabilities	$3,567,000	$4,557,000

Schedule of summarizes the maturities of the Company's
Maturities of Operating Lease Liabilities
2023	$958
2024	1,277
2025	1,096
2026	192
2027	160
Total operating lease payments	3,683
Less: Imputed interest	(374)
Total operating lease liabilities	$3,309

Maturities of Operating Lease Liabilities
2023	$1,277
2024	1,277
2025	1,096
2026	192
2027	160
Total operating lease payments	4,002
Less: Imputed interest	(435)
Total operating lease liabilities	$3,567